Regulatory matters	12 Months Ended
Dec. 31, 2016
Regulated Operations [Abstract]
Regulatory matters
Regulatory matters
The Company’s regulated utility operating companies are subject to regulation by the public utility commissions of the states in which they operate. The respective public utility commissions have jurisdiction with respect to rate, service, accounting policies, issuance of securities, acquisitions and other matters. These utilities operate under cost-of-service regulation as administered by these state authorities. The Company’s regulated utility operating companies are accounted for under the principles of ASC 980. Under ASC 980, regulatory assets and liabilities that would not be recorded under U.S. GAAP for non-regulated entities are recorded to the extent that they represent probable future revenue or expenses associated with certain charges or credits that will be recovered from or refunded to customers through the rate-setting process.
At any given time, the Company can have several regulatory proceedings underway. The financial effects of these proceedings are reflected in the consolidated financial statements based on regulatory approval obtained to the extent that there is a financial impact during the applicable reporting period.
On January 31, 2017, the Georgia Public Service Commission approved a Final Order for the Peach State Gas System of a U.S.$686 annual revenue increase effective February 1, 2017.
On December 8, 2016, the California Public Utilities Commission approved a Final Order for the CalPeco Electric System of a U.S.$8,318 annual revenue increase effective January 1, 2017 for services rendered on or after January 1, 2016. The Commission also required CalPeco Electric System to apply the flow through method of accounting for income tax expense related to repair costs for regulatory purposes (note 7(g)).
On November 21, 2016, the Arizona Corporation Commission approved a Final Order for the Bella Vista Water System and Rio Rico Water & Sewer System of a combined revenue increase of U.S.$1,935 effective November 1, 2016.
In April 2016, the Granite State Electric System filed a general rate application. In June 2016, the New Hampshire Public Utility Commission approved a temporary annual rate increase of U.S.$2,355, effective July 1, 2016. A Final Order is expected in Q2 2017.
On April 22, 2016, the Arizona Corporation Commission approved a Final Order for the Black Mountain Sewer System of a U.S.$175 annual revenue increase effective May 1, 2016.
On February 18, 2016, the Georgia Public Service Commission approved a Final Order for the Peach State Gas System of a U.S.$2,725 annual revenue increase effective March 1, 2016.
On February 10, 2016, the New England Gas System received a Final Order from the Massachusetts Department of Public Utilities approving an annual revenue increase of U.S.$7,800 effective March 1, 2016 and an additional U.S. $500 effective March 1, 2017.
On June 26, 2015, the EnergyNorth Gas System received a Final Order from the New Hampshire Public Utility Commission approving a U.S.$12,400 annual revenue increase effective July 1, 2015.
On March 12, 2015, the Pine Bluff Water System received a Final Order from the Arkansas Public Service Commission approving an annual revenue increase of U.S.$1,087 effective March 15, 2015.
On February 11, 2015, the Midstates Gas System received a Final Order from the Illinois Commerce Commission approving an annual revenue increase of U.S.$4,625 effective February 20, 2015.

7.	Regulatory matters (continued)
Regulatory assets and liabilities consist of the following:

	2016	2015
Regulatory assets
Environmental remediation (a)	$104,160	$116,747
Pension and post-employment benefits (b)	75,527	69,537
Commodity costs adjustment (c)	6,972	7,643
Rate case costs (d)	8,572	6,535
Rate adjustment mechanism (e)	40,602	14,804
Debt premium (f)	25,173	5,132
Taxes (g)	10,182	5,926
Other	20,776	18,991
Total regulatory assets	$291,964	$245,315
Less current regulatory assets	(48,440)	(32,213)
Non-current regulatory assets	$243,524	$213,102

Regulatory liabilities
Cost of removal (h)	$110,330	$107,988
Rate-base offset (i)	20,946	24,984
Commodity costs adjustment (c)	33,891	32,423
Pension and post-employment benefits (b)	5,481	397
Taxes (g)	1,501	188
Other	10,585	9,367
Total regulatory liabilities	$182,734	$175,347
Less current regulatory liabilities	(47,769)	(44,167)
Non-current regulatory liabilities	$134,965	$131,180

(a)	Environmental remediation
Actual expenditures incurred for the clean-up of certain former gas manufacturing facilities (note 13(b)) are recovered through rates over a period of 7 years and are subject to an annual cap.

(b)	Pension and post-employment benefits
As part of certain business acquisitions, the regulators authorized a regulatory asset or liability being set up for the amounts of pension and post-employment benefits that have not yet been recognized in net periodic cost and were presented as AOCI prior to the acquisition. An amount of $29,037 relates to an acquisition and was authorized for recognition as an asset by the regulator. Recovery is anticipated to be approved in a final rate order to be received on completion of the next general rate case. The balance is recovered through rates over the future service years of the employees at the time the regulatory asset was set up (an average of 10 years) or consistent with the treatment of OCI under ASC 712 Compensation Non-retirement Post-employment Benefits and ASC 715 Compensation Retirement Benefits before the transfer to regulatory asset occurred. The pension and post-employments benefits liability is related to tracking accounts pertaining primarily to Park Water Company. The amounts recorded in these accounts occur when actual expenses have been less than adopted and refunds are expected to occur in future periods.

(c)	Commodity costs adjustment
The revenue from the utilities includes a component which is designed to recover the cost of electricity and natural gas through rates charged to customers. To the extent actual costs of power or natural gas purchased differ from power or natural gas costs recoverable through current rates, that difference is not recorded on the consolidated statements of operations but rather is deferred and recorded as a regulatory asset or liability on the consolidated balance sheets.

7.	Regulatory matters (continued)
(c)    Commodity costs adjustment (continued)
These differences are reflected in adjustments to rates and recorded as an adjustment to cost of electricity and natural gas in future periods, subject to regulatory review. Derivatives are often utilized to manage the price risk associated with natural gas purchasing activities in accordance with the expectations of state regulators. The gains and losses associated with these derivatives (note 25(b)(i)) are recoverable through the commodity costs adjustment.

(d)	Rate case costs
The costs to file, prosecute and defend rate case applications are referred to as rate case costs. These costs are capitalized and amortized over the period of rate recovery granted by the regulator.

(e)	Rate adjustment mechanism
Revenue for Calpeco Electric System, Park Water System, Peach State Gas System and New England Gas Systems are subject to a revenue decoupling mechanism approved by their respective regulator which require charging approved annual delivery revenue on a systematic basis over the fiscal year. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers. In addition, retroactive rate adjustments for services rendered but to be collected over a period not exceeding 24 months are accrued upon approval of the Final Order.

(f)	Debt premium
Debt premium on acquired debt is recovered as a component of the weighted average cost of debt.

(g)	Taxes
Under flow-through accounting, the income tax effects of certain tax items are reflected in cost of service for the customer in the year in which the tax benefits are realized and result in lower utility rates. This regulatory treatment was applied to the tax benefit generated by repair costs that were previously capitalized for tax purposes in CalPeco Electric System's Final Order issued December 8, 2016. In this instance, the agreed upon rate increase was less than it would have been absent the flow-through treatment by U.S.$1,501. A regulatory asset established to reflect the future increases in income taxes payable will be recovered from customers as the temporary differences reverse. As a result of this regulatory treatment, a tax benefit is recorded consistent with the flow-through method with respect to costs considered repairs for income tax purposes and capitalized for book purposes.

(h)	Cost of removal
The regulatory liability for cost of removal represents amounts that have been collected from ratepayers for costs that are expected to be incurred in the future to retire the utility plant.

(i)	Rate-base offset
The regulators imposed a rate-base offset that will reduce the revenue requirement at future rate proceedings. The rate-base offset declines on a straight-line basis over a period of 10-16 years.
As recovery of regulatory assets is subject to regulatory approval, if there were any changes in regulatory positions that indicate recovery is not probable, the related cost would be charged to earnings in the period of such determination. The Company generally earns carrying charges on the regulatory balances related to commodity cost adjustment, retroactive rate adjustments and rate case costs.